INVESTMENT PROPERTIES - Schedule of Investment Properties Measured at Fair Value (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 85,613	$ 103,665	$ 124,152
Super Core
Disclosure of fair value measurement of assets [line items]
Investment properties	19,428	18,501
Transitional and Development [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	5,494	6,384
LP Investments and Other [Member]
Disclosure of fair value measurement of assets [line items]
Investment properties	44,056	58,446
Other investment properties
Disclosure of fair value measurement of assets [line items]
Investment properties	$ 2,954	$ 5,223